Equity	12 Months Ended
Dec. 31, 2022
Equity
Equity

12. Equity

As of December 31, 2022, VIA’s subscribed capital consists of 4,530,701 (December 31, 2021: 4,530,701) ordinary shares, all fully paid and each representing one share of the capital stock with a nominal value of EUR 1.00. In total, the capital stock thus amounts to EUR 4,530,701. Each share guarantees the right to the dividend resolved by the shareholders’ meeting, if any.

VIA’s subscribed capital increased in the financial year ended December 31, 2020 through the Company’s Initial Public Offering (IPO) and the concurrent private placement of 1,530,701 ordinary shares.

The total gross proceeds received from the IPO and the concurrent private placement amounted to EUR 96,485,412 which have been reduced by underwriting discounts and commissions amounting to EUR 5,640,794 and resulting in EUR 90,844,618 shown in the Consolidated Statement of Cash Flows and the Consolidated Statement of Changes in Equity.

 Other transaction costs payable by the Company amounting to EUR 4,977,734 have also been deducted. Total net proceeds received therefore amounted to EUR 85,866,884 of which the amount of EUR 84,336,183 exceeding the share of the capital stock of EUR 1.00 per share has been accounted for through capital reserve.

Transaction costs have been paid in the financial year ended December 31, 2020 as well as previous years.

The Management Board is authorized, subject to the consent of the Supervisory Board, to increase the Company’s registered share capital in one or more tranches by up to EUR 1,500,000 by issuing up to 1,500,000 new no par value shares against contribution in cash or in kind until June 30, 2024 (“Authorized Capital”).

On December 29, 2022, the Annual General Meeting resolved the Conditional Capital 2022/I in order to be able to grant subscription rights for up to 220,000 shares of the Company to members of the Management Board of the Company, members of the management of affiliated companies of the Company and selected employees of the Company and of affiliated companies of the Company. The Conditional Capital 2022/I has been registered in the commercial register of the local court (Amtsgericht) of Nuremberg in January 2023.